Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,575,565
Number of share options granted in share-based payment arrangement	660,316
Number of share options forfeited in share-based payment arrangement	(358,365)
Number of share options exercised in share-based payment arrangement	(288,948)
Number of share options outstanding in share-based payment arrangement	1,588,568	1,575,565
Expense from share-based payment transactions with employees | $	$ 6,274	$ 7,328	$ 11,038
LTIP for Employees
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	689,717
Number of share options granted in share-based payment arrangement	121,651
Number of share options forfeited in share-based payment arrangement	(122,513)
Number of share options exercised in share-based payment arrangement	(28,207)
Number of share options outstanding in share-based payment arrangement	660,648	689,717
Expense from share-based payment transactions with employees | $	$ 1,272	$ 1,452	0
Retention Program 2022
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	187,844
Number of share options granted in share-based payment arrangement	10,000
Number of share options forfeited in share-based payment arrangement	(19,916)
Number of share options exercised in share-based payment arrangement	(9,889)
Number of share options outstanding in share-based payment arrangement	168,039	187,844
Expense from share-based payment transactions with employees | $	$ 930	$ 990	619
Compensation Program 2020
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	90,050
Number of share options exercised in share-based payment arrangement	(29,779)
Number of share options outstanding in share-based payment arrangement	60,271	90,050
Expense from share-based payment transactions with employees | $	$ 0	$ 0	1,691
LTIP for executives
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	571,288
Number of share options granted in share-based payment arrangement	351,971
Number of share options forfeited in share-based payment arrangement	(200,381)
Number of share options exercised in share-based payment arrangement	(86,602)
Number of share options outstanding in share-based payment arrangement	636,276	571,288
Expense from share-based payment transactions with employees | $	$ 2,738	$ 3,612	2,111
Shares granted to Non-Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	121,694
Number of share options exercised in share-based payment arrangement	(121,694)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 1,114	$ 1,133	1,041
Shares granted to Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	36,666
Number of share options granted in share-based payment arrangement	55,000
Number of share options forfeited in share-based payment arrangement	(15,555)
Number of share options exercised in share-based payment arrangement	(12,777)
Number of share options outstanding in share-based payment arrangement	63,334	36,666
Expense from share-based payment transactions with employees | $	$ 220	$ 141	3,560
VCP
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	$ 2,016